EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses dated December 14, 2012 of Advanced Series Trust filed under Rule 497(c) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on December 19, 2012

(Accession No. 0001193125-12-508348)) with respect to the AST Bond Portfolio 2024.